Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Payables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Other Payables
Accrued staff cost	$ 125,932	RM 513,488	RM 464,136
Other payables and accrued expenses	876,164	3,572,558	6,406,695
Prepayment from customer	3,282,734	13,385,348	2,080,632
Total other payables	$ 4,284,830	RM 17,471,394	RM 8,951,463